Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Debt/ Long-Term Debt - Related Parties [Abstract]
Schedule of Long-term Debt
		2015		2014
Note payable – Celtic Bank	(a)		$175		$198
Note payable – B&B Merritt	(b)		3,000		3,000
Total			3,175		3,198
Less: current portion			(3,175)		(3,027)
Long-term debt			$-		$171

(a)	Fifteen year note payable dated July 11, 2007 in the original principal amount of $1,250 with a bank guaranteed by the U.S. Small Business Administration with Pioneer, prior to the acquisition of Pioneer by the Company. Note accrued interest at the Prime Rate plus 2% (Prime rate 3.25% plus 2% for both December 31, 2015 and 2014). This note contained guarantees and first and second perfected security interests in personal property. The note was fully paid in January 2016.

(b)	Note payable bearing interest at the rate of 10% per annum, unsecured, with quarterly interest payments commencing in January 2015, with the note maturing in October 2016. Upon maturity or anytime prior, so long as the Company has not exercised its right to prepay this note, the lender can exercise its option to convert this note to equity in the Company, with 30 day advance written notice, and acquire up to 3,000 unrestricted Class A Common Shares of the Company at $1.00 per share. The principal amount along with any accrued interest thereon, if converted to equity shall be deemed fully paid. As of December 31, 2015, no conversions of this debt have occurred. There was no bifurcation of the conversion option as the conversion is deemed to be conventional in nature.